UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/07

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2007

1-866-97-PALIX

www.palantirfunds.com

Distributed by Aquarius Fund Distributors, LLC

FINRA/SIPC Member

July 31, 2007

Dear Shareholders:

The Palantir Fund (PALIX) opened April 16th, 2007 as a global all cap long/short fund.

As of July 31st, 2007 the unaudited net asset value of the fund was $10.45 per share for the 2,193,563 shares outstanding.  This compares to the fund’s net asset value of $10.00 per share at inception.

	One Month Ended 7/31/07	Three Months Ended 7/31/07	Since Inception 4/16/07 to 7/31/07
Palantir Fund	0.2%	3.7%	4.5%
Morningstar Long/Short	-1.3%	-0.3%	-0.7%
S&P 500 Index	-3.1%	-1.4%	-0.6%

The performance data quoted here represents past performance.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.  There is no front-end load for the Palantir Fund.  The total annual operating expense ratio as stated in the fee table to the Fund’s prospectus dated April 12,2007 is 2.20%. For performance information current to the most recent month-end please call 1-866-97-PALIX

For each listed period ended July 31, 2007, the Palantir Fund outperformed the S&P 500 index and the Morningstar Long/Short category.  Since inception, the Fund has outperformed each of the highlighted benchmarks by over 5%. For the three-month period, the Palantir Fund was the 6th best performing Long/Short Fund tracked by the Morningstar database.

From our perspective, the absolute gains of the Palantir Fund are more noteworthy than the Fund’s relative outperformance versus the benchmarks. While both relative and absolute returns are important, our primary annual objective is to increase share value regardless of market direction.

Top Ten Holdings

(Longs - Alphabetically)

Aercap Holdings

ATP Oil & Gas

Enerplus Resources

Golar LNG

International Royalty

Johnson & Johnson

Millea

Nastech Pharmaceutical

Penn West Energy

SK Telecom

The fund closed the period (July 31st) with positions in three inverse ETF funds (funds that move opposite to the direction of an underlying index). While these holdings are owned as longs in the fund, clearly they are a facet of the fund’s short strategy and hence are not listed above. At July 31, 2007, two of the three positions were sizeable enough to have been included in the Top Ten Holdings list above. They are Proshares Ultrashort Smallcap 600 and Proshares Ultrashort Real Estate.

Palantir Fund Investment Philosophy

Our management goal is straightforward. Regardless of whether we experience sideways, down, or up trending markets, every year we will attempt to increase the share price of the Palantir Fund. Our goal is shared by a minority of mutual funds. The vast majority of funds are simply trying to beat an index (like the S&P 500 index). For those funds, that means that if the index loses 20% and their fund loses 18%, it has been a relatively successful year.

The Palantir Fund follows a less traveled path. Where opportunity is plentiful, we will attempt to gather as much return as practical within our discipline. Where risk is plentiful, we will attempt to be defensive, protect invested principal, and profit from inappropriate valuations. We believe that the goal of making money every year requires an open mind, a disciplined but flexible process, and a skill set broader than most long only firms employ.

Our original research process is multi-disciplined and includes analysis of fundamentals, technical analysis, and cyclical factors. The process often culminates in a mosaic approach where insights from several methodologies combine to point to opportunities for investment. All else being equal, we tend to favor companies with little or no debt, positive cash flow generation, and above average dividend payouts. Opportunities for value creation from original research are sometimes better when the analytic crowd is smaller. The Palantir Fund will often hold less-followed companies.

Our expectation is that over time the market will alter which analytic and portfolio management techniques are best rewarded (like the transition from momentum large growth to small value in 2000). We actively monitor feedback from the market to discern these shifts.

The Palantir Fund will search the globe for investment opportunities. We are looking for mispriced securities. We hope to discover stocks selling at a substantial discount to tangible or intrinsic value, or at prices far above realistic value. We believe that underappreciated growth prospects or assets, special opportunities, and multi-sector investment themes provide fertile areas to find investment candidates.

The Palantir Fund is selective and will typically hold between 25 and 40 stocks on the long side and between 5 and 20 short. Our shorting strategy has two independent components. The portfolio has core short positions in companies, that we believe to be overvalued, or where we expect earnings to inflect downward. The fund will also short market or sector indexes where our work indicates that risk is especially elevated. We believe that the fund has more experience and expertise in shorting than many competitors in the long/short mutual fund category.

Market Commentary / Portfolio Strategy

Since the last recession for the U.S. consumer was in 1990/91 (many households simply borrowed their way through the 2001/02 slowdown), the American economy has experienced steadily declining production of real goods and ever increasing levels of consumer consumption. Because consumption has risen faster than average incomes, much of the increased consumer spending has been facilitated by a declining savings rate and rising levels of debt. This transition, which began in the early 1980’s, was aided by over 20 years of mostly declining interest rates and a fundamental societal shift in attitudes regarding lending and borrowing.

If one were born between 1910 and 1946, adulthood has often been marked by a distrust of lenders and a desire to live as debt free as possible. However, if one is a Baby Boomer or member of a later generation, debt typically carries little or no stigma.

We believe that the American economy, and by extension much of the world’s economy, has become overly dependent on debt and leverage. This dependence has reached the point where access to credit (access which can be removed at a moment’s notice) is too often substituted for actually having real savings or assets.

As negative attitudes toward debt were gradually replaced with neutral to positive attitudes, financial service companies and Wall Street firms moved quickly to innovate and expand both business and consumer opportunities to lend, borrow, leverage, and buy and sell all forms of debt. During this period, use of high yield (junk) bonds, derivatives, and “creative” mortgage loans exploded.

Most crucially, two things changed:

First, the long-term link between lender and borrower was broken.  It became the norm for a lender to originate, fund, “package” a bundle of loans, and then sell the loans to unrelated investors. Of course, the lender collected fees at each step. As a result the goal of the lender too often shifted from making “a good loan” in which the lender carefully scrutinized the borrower to assure the debt was paid back over the life of the loan, to a factory-like production process where the lender was simply paid to make the loan and then sell it.  A natural, though unfortunate, by-product of the new process was that many borrowers were less carefully reviewed than before.  After all, it was not the lender’s problem if the borrowers ran into trouble – it was the problem of the eventual investor who owned the loan. Caveat emptor. Eventually this process resulted in “no-doc” mortgages where no verifications of income, credit, or financial information were even attempted and property valuations were done by accommodating appraisers.

Second, at some indefinable point in the last ten years, it began to quietly occur to many borrowers and lenders that the expectation of eventual principal repayment was diminishing.  Instead, simply keeping up with the payments and rolling the loan when necessary became a more acceptable outcome. Borrowers got to continue to live beyond their means and lenders got to make new fees as old loans were refinanced. The system worked great as long as there were unquestioning buyers and holders of the newly created loans. Underpinning the whole empire of debt was the unshakable assumption that the collateral securing it could only appreciate in value.

What erupted in July was that problems among the least credit worthy consumers began to turn into increasing defaults and delinquencies. And then, to the debt holder’s alarm, it appeared that the collateral underlying many loans had been overvalued, was very illiquid, and perhaps falling in value. The long gestating crisis was finally born.

While the drumbeat of official reassurances is loud and constant, the reality is that the lending mess will be unwinding for some time to come. The sheer volume of adjustable rate mortgages which will reset over the next year or so from low “teaser” rates to much higher rates ensures continuing pressure on many financial institutions. The unwinding process is likely to be especially difficult and unpredictable since, in many cases, the lenders are not the current holders of problem debt. Still, the lenders themselves are under earnings pressure since their volume of new loans has become much lower than it was just a few months ago. In addition, many lenders will have to recreate or rediscover the ability to make quality loans that will be held instead of sold into the debt markets.

If we are correct that the current “crisis” is the catalyst for partially unwinding the culture of debt, then large changes are afoot. These will take time to develop. If Americans begin to live within their means and actually pay down previously borrowed money, then we believe that the 70% of our GDP coming from consumer spending will shrink.  As we move back toward more rational home lending standards, we estimate that the housing market will remain pressed due to a reduction in the pool of qualified buyers.

So far house prices have held up relatively well (it has not yet been 90 days since the problems became publicly evident). However, we are now beginning to see increased foreclosures and forced sales (caused by resetting ARMs or inability to re-finance.). In many neighborhoods across the fruited plain, there are houses which have been sitting for sale for months and months with no buyers. The price has not “fallen” because the seller has not priced the home for sale to a currently willing buyer who can obtain financing in the new lending environment. It only takes one foreclosure sale, or one time-pressured seller being forced to drop the price of his or her house, to immediately impact prices for a whole neighborhood or subdivision. The next 18 months will likely see this happen all too often.

We believe that it is almost inevitable in the coming debt unwinding that discretionary consumer spending will slow. In addition, we are confident that a significant portion of commercial real estate will drop from pricing heights which have no historical precedent, back toward the long term average with resulting inconvenience for that sector.

In sum, the issues facing the U.S. economy are much deeper, broader, and far-reaching than just a few tens of billions in bad loans currently identified.

Given the foregoing, it should be no surprise that our core short positions are concentrated among lenders, luxury retailers and commercial real estate companies.

The Palantir Fund’s strategy in response to the current conditions will favor companies which produce products and services which are “need to have” not just “nice to have.” “Need to haves” include energy, water, food production, and product transportation. “Nice to haves” include thousand dollar handbags and other luxury goods too often acquired by adding to credit card debt or home equity financing.

Outside the USA we are identifying foreign companies providing needed products and services to local populations while mostly avoiding foreign companies too exposed to the trade loop of exporting goods to the US (and therefore dependent on the US consumer).

If America’s de-leveraging proceeds relatively smoothly, then we believe the market indexes could remain volatile in broadly sideways markets, and may not have to drop precipitously.  However, we suspect that there are in place and primed several potential disasters awaiting a catalyst.  These include sudden downward re-pricing of debt (CDOs, high yield bonds, etc.), illiquidity in global currency or derivative markets, political bumbling, loss of consumer confidence, hedge fund implosions, and others.  In any of these cases, we think traditional diversification by asset class may be useless as historically non-correlated markets drop in unison.  Further, we believe true balance and capital preservation may be found by positioning assets both short and long.

At the Palantir fund, we are not perma-bears, nor are we part of the Wall Street consensus.  While our intermediate term outlook currently contains some important problem areas, we will continue to pursue our bottoms-up process to identify and invest in some of the best companies in the world.

Respectfully,

Tom Samuels and Samir Sinha

The Palantir Fund’s Management Team

Disclosures

Investing involves risk.  Investment return and principal value of an investment will fluctuate, and an investor’s shares, when redeemed, may be worth more or less than their original cost.

There are special risks associated with international investing, including currency fluctuations, economic conditions, and different governmental and accounting standards.

A purchase can be transacted directly with the mutual fund company.  No load mutual funds are sold without a sales charge; however, they have ongoing expenses, such as management fees.

Investors should consider the investment objectives, risks, fees and expenses of the Palantir Fund carefully before investing. The prospectus, which can obtained at www.palantirfunds.com or by calling 1-866-97-PALIX (1-866-977-2549), contains this and other information about the fund and should be read carefully before investing.

The Palantir Fund is distributed by Aquarius Fund Distributors, LLC Member FINRA/SIPC.  Aquarius Fund Distributors, LLC as a firm does not make a market in, or conduct any research on, or recommend the purchase or sale of any of the above issues.  The recommendations are based solely on the research of  The Palantir Fund and its advisor, Palantir Capital Management, Ltd which will offer additional information upon request.

The MorningStar Long Short Category is a composite of other mutual funds with a Long/Short investment strategy.  This category is widely used by professional investors as a peer performance benchmark for Long/Short strategies.  You cannot invest directly in this category.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies.  This index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an index.

0884-AFD-9/7/2007

Palantir Fund
PORTFOLIO REVIEW
July 31, 2007 (Unaudited)

% of
Top Holdings by Industry	Net Assets
Oil & Gas	16.6%
Exchange Traded Funds	13.8%
Mining	7.8%
Pharmaceuticals	7.1%
Transportation	5.8%
Insurance	5.1%
Telecommunications	4.3%
Machinery	3.4%
Chemicals	2.3%
Agriculture	2.0%
Other, Cash & Cash Equivalents	31.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Palantir Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 70.8%
		AGRICULTURE - 2.0%
	23,000	Cresud SA -ADR	$ 456,320

		CHEMICALS - 2.3%
	18,000	American Vanguard Corp.	226,800
	8,000	Mosaic Co. *	300,480
			527,280
		ELECTRIC - 1.2%
	13,000	Empresa Distribuidora Y Comercializadora Norte - ADR *	276,640

		EXCHANGE TRADED FUNDS - 13.8%
	6,000	UltraShort Real Estate ProShares	660,000
	24,000	UltraShort SmallCap600 ProShares	1,637,040
	10,000	UltraShort S&P500 ProShares	564,500
	8,000	United States Natural Gas Fund LP *	314,960
			3,176,500
		INSURANCE - 5.1%
	150	Berkshire Hathaway, Inc. *	540,600
	16,000	Millea Holdings, Inc.	635,619
			1,176,219
		MACHINERY- 3.4%
	3,500	Bucyrus International, Inc.	222,460
	4,000	Caterpillar	315,200
	6,000	Lindsay Corp.	243,960
			781,620
		MINING - 7.8%
	9,000	Cia de Minus Buenaventura SA - ADR	359,190
	60,000	Golden Star Resources Ltd. *	223,200
	86,000	International Royalty Corp.	595,120
	60,000	Miramar Mining Corp. *	286,200
	24,000	Silver Wheaton Corp. *	329,040
			1,792,750

	See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007 (Unaudited)(Continued)
	Shares		Value
		OIL & GAS - 16.6%
	17,000	ATP Oil & Gas *	$ 771,630
	32,000	Advantage Energy Income Fund	404,480
	5,000	ConocoPhillips	404,200
	26,000	EXCO Resources Inc. *	453,960
	33,000	Energy Partners Ltd. *	528,000
	14,000	Enerplus Resources Fund	613,620
	20,000	Penn West Energy Trust	621,800
			3,797,690
		PHARMACEUTICALS - 7.1%
	23,000	Anika Therapeutics, Inc. *	459,310
	9,000	Johnson & Johnson	544,500
	50,000	Nastech Pharmaceutical Co., Inc. *	632,000
			1,635,810
		SEMICONDUCTORS - 1.4%
	200,000	ESS Technology *	312,000

		TELECOMMUNICATIONS - 4.3%
	16,500	Chunghwa Telecom Co. Ltd. - ADR	273,570
	25,000	SK Telecom Co. Ltd. -ADR	703,500
			977,070
		TRANSPORTATION - 5.8%
	21,000	AerCap Holdings NV *	545,160
	35,000	Golar LNG Ltd.	611,450
	6,000	TAM SA - ADR	162,600
			1,319,210

		TOTAL COMMON STOCKS (Cost $15,462,778)	16,229,109

		SHORT-TERM INVESTMENTS - 30.1%
	6,907,589	Milestone Treasury Obligation Portfolio, Institutional Class,	6,907,589
		to yield 5.00%, 8/1/07** (Cost $6,907,589)

		TOTAL INVESTMENTS - 100.9% (Cost $22,370,367) (a)	$ 23,136,698
		LIABILITIES LESS OTHER ASSETS - (0.9%)	(208,184)
		NET ASSETS - 100.0%	$ 22,928,514

	See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007 (Unaudited)(Continued)

	Shares	SECURITIES SOLD SHORT	Value
	10,000	Dollar Financial Corp. *	$ 250,600
	3,000	Downey Financial Corp.	159,570
	2,000	Federal Realty Invs Trust	150,280
	4,000	Moody's Corp.	215,200
	3,500	Regional Bank HOLDRs Trust	505,085
	4,000	Retail HOLDRs Trust	400,560
	4,000	Safeco Corp.	233,880
		TOTAL SECURITIES SOLD SHORT	$ 1,915,175
		(proceeds $ 2,018,009)

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 1,178,808
	Unrealized depreciation (309,643)
	Net unrealized appreciation 869,165

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2007.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007 (Unaudited)

ASSETS	Cost	Value
Investment in securities	$ 15,462,778	$ 16,229,109
Investment in short term securities	6,907,589	6,907,589
Cash at Broker		2,114,661
Foreign Currency, at value (cost $300)		301
Dividends and interest receivable		55,226
Receivable for securities sold		221,665
Prepaid expenses and other assets		32,993
TOTAL ASSETS		25,561,544

LIABILITIES
Securities sold short, at value (Proceeds $2,018,009)		1,915,175
Payable for investments purchased		673,815
Investment advisory fees payable		24,952
Distribution (12b-1) fees payable		4,830
Fund accounting fees payable		4,205
Administration fees payable		4,194
Transfer agent fees payable		1,850
Custody fees payable		1,941
Compliance Officer fees		377
Accrued expenses and other liabilities		1,691
TOTAL LIABILITIES		2,633,030
NET ASSETS		$ 22,928,514

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]		22,063,770
Accumulated net investment income		106,164
Accumulated net realized loss from security transactions		(110,584)
Net unrealized appreciation of investments		869,164
NET ASSETS		$ 22,928,514

Shares of beneficial interest		2,193,563

Net asset value and redemption price per share		$ 10.45

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2007 (Unaudited) (a)

INVESTMENT INCOME
Dividends	$ 126,185
Interest	111,337
TOTAL INVESTMENT INCOME	237,522

EXPENSES
Investment advisory fees	64,899
Distribution (12b-1) fees	14,750
Administrative services fees	11,507
Professional fees	10,069
Accounting services fees	9,205
Transfer agent fees	5,465
Registration fees	4,316
Printing and postage expenses	2,877
Compliance officer fees	2,877
Insurance expense	2,158
Custodian fees	1,941
Trustees' fees and expenses	719
Other expenses	575
TOTAL EXPENSES	131,358

NET INVESTMENT INCOME	106,164

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(110,584)
Net change in unrealized appreciation of investments	869,164
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	758,580

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 864,744

(a) The Palantir Fund commenced operations April 16, 2007.

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
July 31, 2007 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 106,164
Net realized loss from security transactions	(110,584)
Net change in unrealized appreciation on investments	869,164
Net increase in net assets resulting from operations	864,744

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	22,241,840
Payments for shares redeemed	(178,070)
Net increase in net assets from shares of beneficial interest	22,063,770

TOTAL INCREASE IN NET ASSETS	22,928,514

NET ASSETS
Beginning of Period	-
End of Period*	$ 22,928,514
* Includes accumulated net investment income of:	$ 106,164

SHARE ACTIVITY
Shares Sold	2,210,893
Shares Reinvested	-
Shares Redeemed	(17,330)
Net increase in shares of beneficial interest outstanding	2,193,563

(a) The Palantir Fund commenced operations April 16, 2007.

See accompanying notes to financial statements.

Palantir Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period
	Ended
	July 31, 2007
	(Unaudited)(1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income	0.05	(2)
Net realized and unrealized
gain on investments	0.40
Total from investment operations	0.45

Net asset value, end of period	$ 10.45

Total return	4.50%	(3)

Net assets, end of period (000s)	$ 22,929

Ratio of expenses to average
net assets	2.23%	(4)
Ratio of net investment income
to average net assets	1.80%	(4)

Portfolio Turnover Rate	67%	(3)

(1) The Palantir Fund commenced operations on April 16, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not Annualized.
(4) Annualized

See accompanying notes to financial statements.

PALANTIR FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2007 (Unaudited)

1.

ORGANIZATION

The Palantir Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to provide long-term capital appreciation. A secondary objective of the Fund is to protect capital during unfavorable market conditions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  The Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures approved by the Board.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PALANTIR FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time, management believes that the adoption of FIN 48 on July 30, 2007 will have no impact on the financial statements of the Fund.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

PALANTIR FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended July 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments, amounted to $24,740,502 and $9,083,469 respectively.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Trust are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Palantir Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, until May 31, 2008, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short and expenses of acquired funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.25% per annum of the Fund’s average daily net assets.

PALANTIR FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.25% of average daily net assets, the Advisor will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.25% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).    No reimbursement will be paid to the Advisor in any fiscal quarter unless the Trust’s Board has determined in advance that such reimbursement is in the best interests of the Fund and its shareholders.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee and or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

PALANTIR FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected no fees for the period ended July 31, 2007.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2007, the Fund incurred expenses of $2,877 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2007, GemCom collected amounts totaling $2,980 for EDGAR and printing services performed.

Palantir Fund

EXPENSE EXAMPLES

July 31, 2007 (Unaudited)

As a shareholder of the Palantir Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Palantir Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 16, 2007 (commencement of operations) through July 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Palantir Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Palantir Fund	Beginning Account Value 4/16/07	Ending Account Value 7/31/07	Expenses Paid During Period 4/16/07 –7/31/07*	Expense Ratio During Period ** 4/16/07-7/31/07
Actual	$1,000.00	$1,045.00	$6.68	2.23%

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07****	Expense Ratio During Period ** 2/1/07 – 7/31/07
Hypothetical*** (5% return before expenses)	$1,000.00	$1,013.74	$11.13	2.23%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (107) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 7/31/07

**** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PALANTIR FUND

SUPPLEMENTAL INFORMATION

July 31, 2007 (Unaudited)

Approval of Advisory Agreement – Palantir Fund

In connection with a regular Board meeting held on March 30, 2007 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between the Trust and Palantir Capital Management, Ltd. (“PCM” or the “Advisor”), on behalf of the Palantir Fund (the “Fund”).  In considering the Agreement, the Board interviewed the Advisor and received materials specifically relating to the Agreement.  These materials included: (a) information on the investment performance of the Advisor, a peer group of funds and appropriate indices with respect to the existing accounts of the Advisor; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Advisor including information on (a) the overall organization of the Advisor, (b) investment management staffing, (c) the financial condition of the Advisor.

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by a representative of the Advisor regarding the Fund’s investment strategies.  The Trustees discussed with a representative of PCM the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees concluded that the Advisor has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the nature and extent of the Advisor’s past performance with its existing accounts, as well as other factors relating to the Advisor’s track record. The Board concluded that the Advisor’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Advisor would charge a 1.10% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the proposed active management strategy of the Fund and the overall duties of the Advisor.  The Board, including the Independent Trustees, next considered the estimated Fund expense ratio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Advisor has agreed to reduce its fees and/or absorb expenses of the Fund, at least until May 31, 2008, to ensure that Net Annual Fund Operating Expenses will not exceed 2.25% of the average daily net assets of the Fund’s shares and found it to be beneficial to shareholders.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quantity of the services the Fund expected to receive from the Advisor, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

PALANTIR FUND

SUPPLEMENTAL INFORMATION

July 31, 2007 (Unaudited) (continued)

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Advisor in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits to be realized by the Advisor from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Advisor’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-97-PALIX or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-97-PALIX.

INVESTMENT ADVISOR

Palantir Capital Management, Ltd.

3355 West Alabama, Suite 1025

Houston, TX 77098

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/8/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/07